Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB	RMB
		(Unaudited)
Penalty payable	117,590	53,667
Refundable deposits from members, current	62,947	62,101
Payable for investments and acquisitions	10,556	10,544
Payable to former shareholders of acquirees	9,958	9,958
Accrued payroll	17,397	10,329
VAT payable	5,271	6,398
Other taxes payable	5,225	4,325
Interests payable	308	1,450
Others	18,937	22,850
Third-party loans	43,407	42,837
Amounts reimbursable to employees	2,786	2,305
Total	294,382	226,764